Annual Operating Expenses - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Technology Portfolio - VIP Technology Portfolio - Initial Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.57%

[1]	A Adjusted to reflect current fees.